Equity - Appropriation of retained earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Appropriation of retained earnings [Line Items]
Balance at beginning of year	₩ 33,963,799
Retirement of treasury stock	(81)	₩ (61)
Dividends to hybrid bonds	(189,672)	(156,277)	₩ (116,388)
Interim dividends	(817,122)	(637,598)	(299,082)
Net income	4,478,000	4,755,514	4,112,628
Unappropriated retained earnings to be carried over to subsequent year	₩ 36,387,314	₩ 33,963,799
Date of appropriation	Mar. 26, 2024	Mar. 23, 2023
Parent Company only
Appropriation of retained earnings [Line Items]
Balance at beginning of year	₩ 5,033,475	₩ 5,461,771
Retirement of treasury stock	(486,999)	(300,661)
Dividends to hybrid bonds	(189,672)	(156,277)
Interim dividends	(817,122)	(637,598)
Net income	1,671,011	1,249,251	1,413,956
Unappropriated retained earnings	5,210,693	5,616,486
Loan loss reserve reversal amount	422	0
Transfer from voluntary reserves	5,211,115	5,616,486
Legal reserve	167,101	124,925
Dividends on common stocks paid	268,697	440,093
Dividends on preferred stocks paid	0	15,122
Regulatory reserve for loan losses	0	2,554
Loss on repayments of hybrid bonds	102,667	317
Appropriation of retained earnings	538,465	583,011
Unappropriated retained earnings to be carried over to subsequent year	₩ 4,672,650	₩ 5,033,475	₩ 5,461,771